Net Finance Expense (Tables)	3 Months Ended
Mar. 31, 2026
Net Finance Expense [Abstract]
Schedule of Net Finance Expense
	Three-month period ended March 31,
	2026	2025
Gains / (losses) from exchange rate variation	86,125	51,843
Fair value adjustments on derivatives	20,064	20,227
Interest expense (1)	(469,543)	(414,739)
Interest income (2)	65,987	163,591
Bank fees and others	(16,843)	(12,468)
	(314,210)	(191,546)

Financial income	172,176	235,660
Financial expense	(486,386)	(427,206)
Net finance expense	(314,210)	(191,546)

(1)	For the three-month period ended March 31, 2026 and 2025, the amounts of US$362,605 and US$315,204, refers to interest expenses from loans and financings expenses.

(2)	For the three-month period ended March 31, 2026 and 2025, the amounts of US$34,210 and US$54,935, respectively, refers to interest income from short investments.